SHAREHOLDERS´ EQUITY (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2021	Feb. 22, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Issued capital	R$ 10,240		R$ 6,040
Number of shares outstanding	1,387,524,047		1,387,524,047
Number of shares authorised	4,200
Capital increase		R$ 10,240
Number of shares authorised	2,400,000,000
Percentage of shares	100.00%		100.00%
Rio Laco Participacoes 1 S A [Member]
Reserve Quantities [Line Items]
Percentage of shares			5.00%
Percentage of shares			20.00%